SCHEDULE OF INVENTORIES (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Inventory Disclosure [Abstract]
Raw materials	$ 1,075,310	$ 964,215
Work in progress	255,970	916,949
Self-produced products	55,979	562,577
Purchased products - clean-energy equipment	1,277,054	1,106,968
Purchased products - digitalization and integration equipment	95,862	102,671
Total inventories	$ 2,760,175	$ 3,653,380